Supplemental Condensed Balance Sheet Information - Schedule of Property and Equipment, net (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 59,552	$ 49,328
Accumulated depreciation and amortization	(23,312)	(17,348)
Property and equipment, net	36,240	31,980
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,078	26,076
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,722	2,669
Medical equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,659	11,003
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,325	3,115
Signs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	147	129
Automobiles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59	69
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,412	4,834
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,150	$ 1,433